Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

October 28, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus for the iShares LifePath Target Date 2070 ETF, dated October 28, 2024, does not differ from that contained in Post-Effective Amendment No. 2,777 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 25, 2024.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary